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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
Corefunds, Inc.
530 East Swedesford Road
Wayne,  PA  19087

2. Name of each series or class of funds for which this notice is filed:
Cash Reserve
Treasury Reserve
Tax-Free Reserve
Elite Cash Reserve
Elite Tax Free Reserve
Elite Treasury Reserve
Short Intermediate
Short-Term Income
Bond
Government Income
Intermediate Municipal
Pa Municipal
NJ Municipal
Balanced
Core Equity
Growth Equity
Equity Index
Special Equity
International Growth
Global Bond

3. Investment Company Act File Number:  811-4107

    Securities Act File Number:  2-93214

4. Last day of fiscal year for which this notice is filed:
June 30, 1997.


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                    [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $ 6,571,268,698
Shares     6,273,866,842

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars $ 6,571,268,698
Shares    6,273,866,842

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7):
Dollars $ 127,469,740
Shares     17,928,493



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $ 6,571,268,698
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +   127,469,740
     (iii)   Aggregate price of shares redeemed or repurchased during
	the fiscal year (if applicable):                                                      - 6,685,880,680
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                    	     12,857,758
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33th
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                          $ 3,896.28





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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                          [X]
      Date of mailing or wire transfer of filing fees to the Commission's
       lockbox depository:   August  27, 1997


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Carol Rooney



Carol Rooney, Controller

        Date August 25, 1997













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August 25,1997

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

Corefunds, Inc. (the "Fund") was organized under the laws of the State of Maryland with its principal place of business in Wayne, Pennsylvania. The Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended June 30, 1997.

As counsel to SEI Investments Distribution Co., I have examined copies, either certified or otherwise proved to be genuine, of its Articles of Incorporation, and By-Laws, as now in effect, the minutes of meetings of its Directors and other documents relating to the Fund's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended June 30,1997, the Fund sold 6,291,795,335 shares
( including Dividend Reinvestment Plan Shares), at an aggregate sales price of $ 6,698,738,438 and redeemed 6,350,763,731 shares having an aggregate redemption price of $6,685,880,680. Based upon the foregoing, it is my opinion that:

	1.	The  6,291,795,335 Shares sold during the Fund's
fiscal year ended June 30, 1997, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.











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Securities and Exchange Commission
Page Two
August 25, 1997

Please be advised that in rendering the opinions set forth herein, I am only licensed to practice law in the State of Maryland, and the opinions expressed herein are limited to the corporate law of the state of Massachusetts and applicable federal laws.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Marc Cahn
Marc Cahn, Esquire